Cash and Cash Equivalents - Additional Information (Details) - EUR (€) € in Thousands	Aug. 18, 2021	Jul. 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Cash and cash equivalents			€ 228,740	€ 411,039	€ 115,599	€ 85,386
Net proceeds from initial public offering		€ 367,810
Issuance of additional shares to underwriters	712,796
Net proceeds from offering including overallotment	€ 380,090